Segment Reporting (Details) $ in Millions		1 Months Ended	12 Months Ended
		May 31, 2017 USD ($)	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | Segment			3
Segment Reporting [Abstract]
Revenue			$ 2,451.9	$ 2,689.8	$ 2,375.4
Less items to reconcile Segment Adjusted EBITDA to Income (Loss) Before Income Taxes [Abstract]
Interest expense			88.9	99.6	140.7
Depreciation and amortization expense			178.1	180.4	173.8
Impairment of other intangible assets			0.0	0.0	1.6
Restructuring and related business transformation costs			25.6	38.8	24.7
Acquisition related expenses and non-cash charges	[1]		53.8	9.8	3.4
Stock-based compensation			19.2	2.8	175.0
Loss on extinguishment of debt			0.2	1.1	84.5
Foreign currency transaction losses (gains), net			8.1	(1.9)	9.3
Shareholder litigation settlement recoveries	[2]		(6.0)	(9.5)	0.0
Income (Loss) Before Income Taxes			190.9	349.5	(112.7)
Insurance recoveries of legal defense costs				8.2
Restructuring and Related Business Transformation Costs [Abstract]
Restructuring charges	[3]		17.1	12.7	5.3
Severance, sign-on, relocation and executive search costs			2.5	4.1	3.5
Facility reorganization, relocation and other costs			2.4	3.1	5.3
Information technology infrastructure transformation			1.2	0.8	5.2
Losses (gains) on asset and business disposals			0.8	(1.1)	0.8
Consultant and other advisor fees			0.3	14.1	1.7
Other, net			1.3	5.1	2.9
Restructuring and related business transformation costs			25.6	38.8	24.7
Stock-based compensation expense related to stock option exercise			1.5
Stock-based compensation expense recognized		$ 0.0	19.2	2.8
Decrease in stock-based compensation expense to DSU's				5.6
Identifiable assets			4,628.4	4,487.1	4,621.2
Capital expenditures			43.2	52.2	56.8
2013 Stock Incentive Plan [Member] | Stock Options [Member]
Restructuring and Related Business Transformation Costs [Abstract]
Stock-based compensation expense recognized					77.6
2013 Stock Incentive Plan [Member] | Deferred Stock Units [Member]
Restructuring and Related Business Transformation Costs [Abstract]
Stock-based compensation expense recognized		97.4			97.4
Employer taxes related to DSUs granted		$ 19.2			19.2
Industrial Technologies and Services [Member]
Segment Reporting [Abstract]
Revenue			1,700.9	1,739.6
Precision and Science Technologies [Member]
Segment Reporting [Abstract]
Revenue			316.6	280.2
High Pressure Solutions [Member]
Segment Reporting [Abstract]
Revenue			434.4	670.0
Operating Segments [Member]
Segment Reporting [Abstract]
Adjusted EBITDA			604.2	702.1	601.2
Restructuring and Related Business Transformation Costs [Abstract]
Identifiable assets			4,101.6	4,258.9	4,222.0
Operating Segments [Member] | Industrial Technologies and Services [Member]
Segment Reporting [Abstract]
Revenue			1,700.9	1,739.6	1,565.4
Adjusted EBITDA			391.4	393.6	355.3
Less items to reconcile Segment Adjusted EBITDA to Income (Loss) Before Income Taxes [Abstract]
Depreciation and amortization expense			123.9	128.3	121.3
Restructuring and Related Business Transformation Costs [Abstract]
Identifiable assets			2,729.7	2,806.6	2,858.7
Capital expenditures			31.5	35.3	37.8
Operating Segments [Member] | Precision and Science Technologies [Member]
Segment Reporting [Abstract]
Revenue			316.6	280.2	230.2
Adjusted EBITDA			95.8	80.7	62.2
Less items to reconcile Segment Adjusted EBITDA to Income (Loss) Before Income Taxes [Abstract]
Depreciation and amortization expense			26.2	23.9	22.6
Restructuring and Related Business Transformation Costs [Abstract]
Identifiable assets			558.4	570.0	516.9
Capital expenditures			5.5	4.9	9.0
Operating Segments [Member] | High Pressure Solutions [Member]
Segment Reporting [Abstract]
Revenue			434.4	670.0	579.8
Adjusted EBITDA			117.0	227.8	183.7
Less items to reconcile Segment Adjusted EBITDA to Income (Loss) Before Income Taxes [Abstract]
Depreciation and amortization expense			28.0	28.2	29.9
Restructuring and Related Business Transformation Costs [Abstract]
Identifiable assets			813.5	882.3	846.4
Capital expenditures			6.2	12.0	10.0
Corporate [Member]
Less items to reconcile Segment Adjusted EBITDA to Income (Loss) Before Income Taxes [Abstract]
Corporate expenses not allocated to segments	[4]		42.5	18.7	45.4
Restructuring and Related Business Transformation Costs [Abstract]
Identifiable assets			526.8	228.2	399.2
Segment Reconciling Items [Member]
Less items to reconcile Segment Adjusted EBITDA to Income (Loss) Before Income Taxes [Abstract]
Interest expense			88.9	99.6	140.7
Depreciation and amortization expense			178.1	180.4	173.8
Impairment of other intangible assets	[5]		0.0	0.0	1.6
KKR fees and expenses	[6]		0.0	0.0	17.3
Restructuring and related business transformation costs	[7]		25.6	38.8	24.7
Acquisition related expenses and non-cash charges	[8]		54.6	16.7	4.1
Environmental remediation loss reserve	[9]		0.1	0.0	0.9
Expenses related to public stock offerings	[10]		0.0	2.9	4.1
Establish public company financial reporting compliance	[11]		0.6	4.3	8.1
Stock-based compensation	[12]		20.7	(2.8)	194.2
Loss on extinguishment of debt	[13]		0.2	1.1	84.5
Foreign currency transaction losses (gains), net			8.1	(1.9)	9.3
Shareholder litigation settlement recoveries	[2]		(6.0)	(9.5)	0.0
Other adjustments	[14]		(0.1)	4.3	5.2
Restructuring and Related Business Transformation Costs [Abstract]
Restructuring and related business transformation costs	[7]		$ 25.6	$ 38.8	$ 24.7

[1]	Represents costs associated with successful and/or abandoned acquisitions, including third-party expenses, post-closure integration costs (including certain incentive and non-incentive cash compensation costs), and non-cash charges and credits arising from fair value purchase accounting adjustments.
[2]	Represents insurance recoveries of the Company’s shareholder litigation settlement in 2014.
[3]	See Note 4 “Restructuring.”
[4]	Includes insurance recoveries of asbestos legal fees of $8.2 million in the year ended December 31, 2018.
[5]	Represents non-cash charges for impairment of intangible assets other than goodwill.
[6]	Represents management fees and expenses paid to KKR.
[7]	Restructuring and related business transformation costs consist of the following.
[8]	Represents costs associated with successful and/or abandoned acquisitions, including third-party expenses, post-closure integration costs (including certain incentive and non-incentive cash compensation costs) and non-cash charges and credits arising from fair value purchase accounting adjustments.
[9]	Represents estimated environmental remediation costs and losses relating to a former production facility.
[10]	Represents expenses related to the Company’s initial stock offering and subsequent secondary offerings.
[11]	Represents third-party expenses to comply with the requirements of Sarbanes-Oxley and the accelerated adoption of the new accounting standards (ASC 606 – Revenue from Contracts with Customers and ASC 842 – Leases) in the first quarter of 2018 and 2019, respectively, one year ahead of the required adoption dates for a private company.
[12]
Represents stock-based compensation expense recognized for stock options outstanding for the year ended December 31, 2019 of $19.2 million and associated employer taxes of  $1.5 million.
Represents stock-based compensation expense recognized for stock options outstanding for the year ended December 31, 2018 of $2.8 million, reduced by $5.6 million primarily due to a decrease in the estimated accrual for employer taxes related to DSUs as a result of a lower per share stock price.
Represents stock-based compensation expense recognized for the year ended December 31, 2017 for stock options outstanding of $77.6 million and DSUs granted to employees at the date of the initial public offering of $97.4 million and employer taxes related to DSUs granted to employees at the date of the initial public offering of $19.2 million.

[13]	Represents losses on the extinguishment of a portion of the U.S. Term Loan and the refinancing of the Original Dollar Term Loan Facility and the Original Euro Term Loan Facility as well as losses reclassified from AOCI into income related to the amendment of the interest rate swaps in conjunction with the debt repayment.
[14]	Includes (i) non-cash impact of net LIFO reserve adjustment, (ii) effects of amortization of prior service costs and amortization of losses in pension and other postretirement benefits (“OPEB”) expense, (iii) certain legal and compliance costs and (iv) other miscellaneous adjustments.